Fair value of financial assets and liabilities - Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised	The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Financial assets at fair value through profit or loss ("FVTPL")	₩ 21,544,756		₩ 19,860,573		$ 16,688,424
Financial assets at FVTOCI	37,891,495		33,085,080		29,350,500
Derivative assets (designated for hedging)	26,708		37,786		20,688
Total	59,462,959		52,983,439
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	6,138,313		8,952,399
Derivative liabilities (designated for hedging)	153,007		202,911		$ 118,518
Total	₩ 6,291,320		₩ 9,155,310
Description of valuation processes used in fair value measurement assets	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date
Description of valuation processes used in fair value measurement liabilities	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets	Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities	Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 39,241		₩ 34,995
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 39,241	[1]	₩ 34,995	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0		₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	6,307,238		4,236,232
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 4,414,956	[1]	₩ 2,580,563	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 1,888,052	[1]	₩ 1,654,591	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Fair value measurement methods	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread and LSMC and Hull-White model.		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread and LSMC and Hull-White model.
Input variables	Risk-free market rate, credit spread, discount rate originated from credit grade, volatility of stock and volatility of interest rate		Risk-free market rate, credit spread, discount rate originated from credit grade, volatility of stock and volatility of interest rate
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 4,230		₩ 1,078
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods	Fair value is measured by models such as LSMC(Least-Squares Monte Carlo), Hull-White model.		Fair value is measured by models such as LSMC(Least-Squares Monte Carlo), Hull-White model.
Input variables	Discount rate originated from credit grade, volatility of stocks, volatility of interest rate etc.		Discount rate originated from credit grade, volatility of stocks, volatility of interest rate etc.
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 421,989		₩ 383,883
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 68,691	[1]	₩ 76,007	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 19	[1]	₩ 25	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 353,279		₩ 307,851
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.
Input variables	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 2,459,646		₩ 1,976,474
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 2,459,646		₩ 1,976,474
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.
Input variables	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 5,509,915		₩ 3,902,762
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 169,012	[1]	₩ 45,394	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 3,634,938	[1]	₩ 2,398,592	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Fair value measurement methods	Equity securities and beneficiary certificates are measured at net asset value method, DCF model (Discounted Cash Flow Model), Binomial Tree model and T-F model.		Equity securities and beneficiary certificates are measured at net asset value method, DCF model (Discounted Cash Flow Model), Binomial Tree model and T-F model.
Input variables	Values of underlying assets such as bond, discount rate, volatility of stock, terminal growth rate etc.		Values of underlying assets such as bond, discount rate, volatility of stock, terminal growth rate etc.
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 1,705,965		₩ 1,458,776
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.
Input variables	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 782,716		₩ 899,228
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 726,714	[1]	₩ 794,723	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Fair value measurement methods	Fair value is measured by discounting the future cash flows of debt instruments by applying the market interest rate applied to entities with similar creditworthiness to the debtor.		Fair value is measured by discounting the future cash flows of debt instruments by applying the market interest rate applied to entities with similar creditworthiness to the debtor.
Input variables	Risk-free market rate and credit spread
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 56,002		₩ 104,505
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods	Fair value is measured by using the DCF model (Discounted Cash Flow Model), which is a valuation technique commonly used in the market taking into account the price and volatility of the underlying asset, T-F model, LSMC and Hull-White etc.		Fair value is measured by using the DCF model (Discounted Cash Flow Model), which is a valuation technique commonly used in the market taking into account the price and volatility of the underlying asset, T-F model, LSMC and Hull-White etc.
Input variables	Values of underlying assets, volatility, discount rate, volatility of stock, volatility of interest rate		Values of underlying assets, volatility, discount rate, volatility of stock, volatility of interest rate
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 5,798,329		₩ 8,206,181
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 113	[1]	₩ 69,316	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 5,669,078	[1]	₩ 8,042,895	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 129,138		₩ 93,970
Other financial assets in foreign currency
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	42,408		41,679
Other financial assets in foreign currency | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Other financial assets in foreign currency | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Other financial assets in foreign currency | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 42,408		₩ 41,679
Others
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	183,274		179,139
Others | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 34,299	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Others | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Others | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 183,274		₩ 144,840
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods	The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.		The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.
Input variables	Stock price, volatility of underlying assets, etc.		Stock price, volatility of underlying assets, etc.
Financial assets at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 4,692,013	[1]	₩ 2,840,574	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial assets at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 11,918,801	[1]	₩ 12,890,826	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial assets at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	₩ 4,933,942		₩ 4,129,173
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	36,694,111		32,145,758
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 12,392,117	[1]	₩ 9,895,456	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 24,301,994	[1]	₩ 22,250,302	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 0		₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	1,197,384		939,322
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 649,220	[1]	₩ 382,257	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 548,164		₩ 557,065
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 13,041,337	[1]	₩ 10,277,713	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 24,301,994	[1]	₩ 22,250,302	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	₩ 548,164		₩ 557,065
Derivative assets (Designated for hedging)
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	26,708		37,786
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	₩ 26,708	[1]	₩ 37,786	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	₩ 0		₩ 0
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total	₩ 17,733,350	[1]	₩ 13,118,287	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total	₩ 36,247,503	[1]	₩ 35,178,914	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total	₩ 5,482,106		₩ 4,686,238
Deposits due to Customers
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	39,524		35,161
Deposits due to Customers | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 39,524	[1]	₩ 35,161	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Deposits due to Customers | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 0	[1]	₩ 0	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Deposits due to Customers | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 0		₩ 0
Derivative liabilities
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	5,943,024		8,905,125
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	8,303	[1]	₩ 11,700	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities			Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 5,932,727	[1]	₩ 8,883,976	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Fair value measurement methods	Fair value is measured by models such as option model (Closed form).		Fair value is measured by models such as option model (Closed form).
Input variables	Discount rate, volatility, exchange rate, stock prices, fair value originated from forward price etc.		Discount rate, volatility, exchange rate, stock prices, fair value originated from forward price etc.
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 1,994		₩ 9,449
Fair value measurement methods	Fair value is measured by models such as option model.		Fair value is measured by models such as option model.
Input variables	Correlation, etc.		Correlation, etc.
Securities sold
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 155,765		₩ 12,113
Securities sold | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 155,765	[1]	₩ 12,113	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Securities sold | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 0	[1]	₩ 0	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Securities sold | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 0		₩ 0
Financial liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	203,592	[1]	58,974	[2]
Total	₩ 203,592	[1]	₩ 58,974	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 5,932,727	[1]	₩ 8,883,976	[2]
Total	₩ 6,085,734	[1]	₩ 9,086,887	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 1,994		₩ 9,449
Total	1,994		9,449
Derivative liabilities (Designated for trading)
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	153,007		202,911
Derivative liabilities (Designated for trading) | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	₩ 0	[1]	₩ 0	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Derivative liabilities (Designated for trading) | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	₩ 153,007	[1]	₩ 202,911	[2]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Derivative liabilities (Designated for trading) | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	₩ 0		₩ 0
Financial liabilities at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial liabilities at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial liabilities at FVTPL designated as upon initial recognition | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial liabilities at FVTPL designated as upon initial recognition | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Equity-linked securities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.

[1]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[2]	Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.